Supplement to the
Fidelity® Municipal Income 2021 Fund
Class A and Class I
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AM21-SUM-16-01 1.9880482.100	December 1, 2016

Supplement to the
Fidelity® Municipal Income 2021 Fund
August 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

M21-SUM-16-01 1.9880485.100	December 1, 2016